Schedule of Investments (unaudited)
January 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	29,544	$ 6,905,024
General Dynamics Corp.	9,244	3,245,476
L3Harris Technologies, Inc.	2,601	891,753
Lockheed Martin Corp.	7,562	4,795,971
Northrop Grumman Corp.	5,253	3,636,442
RTX Corp.	50,913	10,229,949
Textron, Inc.	4,736	417,052
		30,121,667
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	5,058	812,011
FedEx Corp.	8,369	2,696,910
United Parcel Service, Inc., Class B	28,149	2,989,987
		6,498,908
Automobile Components — 0.0%
Aptiv PLC(a)	7,899	598,349
Automobiles — 2.2%
Ford Motor Co.	149,044	2,068,731
General Motors Co.	35,501	2,982,084
Rivian Automotive, Inc., Class A(a)(b)	28,582	421,585
Tesla, Inc.(a)	46,645	20,076,474
		25,548,874
Banks — 6.8%
Bank of America Corp.	254,073	13,516,684
Citigroup, Inc.	67,972	7,865,040
Citizens Financial Group, Inc.	11,090	698,448
Fifth Third Bancorp	34,254	1,720,236
First Citizens BancShares, Inc., Class A	225	465,653
Huntington Bancshares, Inc.	75,255	1,315,458
JPMorgan Chase & Co.	104,453	31,951,128
KeyCorp	35,720	768,694
M&T Bank Corp.	5,825	1,290,645
PNC Financial Services Group, Inc. (The)	14,974	3,343,694
Regions Financial Corp.	32,951	939,104
Truist Financial Corp.	48,877	2,513,255
U.S. Bancorp	59,170	3,320,029
Wells Fargo & Co.	119,364	10,801,248
		80,509,316
Beverages — 1.9%
Coca-Cola Co. (The)	148,591	11,116,093
Constellation Brands, Inc., Class A	5,766	903,532
Keurig Dr. Pepper, Inc.	46,090	1,264,709
Monster Beverage Corp.(a)	10,068	813,092
PepsiCo, Inc.	52,106	8,005,045
		22,102,471
Biotechnology — 3.1%
AbbVie, Inc.	67,134	14,971,553
Amgen, Inc.	20,432	6,985,292
Biogen, Inc.(a)	5,432	977,163
Gilead Sciences, Inc.	47,372	6,724,455
Incyte Corp.(a)	6,131	613,529
Regeneron Pharmaceuticals, Inc.	3,819	2,831,598
United Therapeutics Corp.(a)	1,529	717,850
Vertex Pharmaceuticals, Inc.(a)	6,281	2,951,442
		36,772,882
Broadline Retail — 2.6%
Amazon.com, Inc.(a)	118,919	28,457,317
Coupang, Inc., Class A(a)	15,693	316,371
Security	Shares	Value
Broadline Retail (continued)
eBay, Inc.	12,498	$ 1,140,067
MercadoLibre, Inc.(a)	630	1,353,108
		31,266,863
Building Products — 0.3%
Allegion PLC	1,480	244,777
Carlisle Cos., Inc.	634	216,124
Carrier Global Corp.	15,381	916,400
Trane Technologies PLC	3,885	1,633,954
		3,011,255
Capital Markets — 4.2%
Ameriprise Financial, Inc.	1,873	987,427
Bank of New York Mellon Corp. (The)	12,082	1,448,873
BlackRock, Inc.(c)	5,271	5,897,933
Blackstone, Inc., Class A	11,648	1,658,908
Carlyle Group, Inc. (The)	8,174	480,468
Charles Schwab Corp. (The)	31,118	3,233,783
CME Group, Inc., Class A	13,688	3,956,653
Goldman Sachs Group, Inc. (The)	11,405	10,668,351
Intercontinental Exchange, Inc.	21,767	3,782,669
KKR & Co., Inc., Class A	14,865	1,698,475
Morgan Stanley	46,941	8,580,815
Northern Trust Corp.	4,449	664,814
Raymond James Financial, Inc.	2,470	409,674
S&P Global, Inc.	6,631	3,499,776
State Street Corp.	10,577	1,384,106
T Rowe Price Group, Inc.	8,237	870,486
		49,223,211
Chemicals — 1.5%
Air Products & Chemicals, Inc.	8,473	2,308,893
Corteva, Inc.	14,319	1,042,423
Dow, Inc.	26,584	732,389
DuPont de Nemours, Inc.	15,847	696,000
International Flavors & Fragrances, Inc.	9,684	676,040
Linde PLC	17,885	8,172,908
LyondellBasell Industries NV, Class A	9,809	480,641
PPG Industries, Inc.	8,723	1,008,641
RPM International, Inc.	3,000	320,880
Sherwin-Williams Co. (The)	6,073	2,153,729
		17,592,544
Commercial Services & Supplies — 0.3%
Veralto Corp.	3,438	340,293
Waste Management, Inc.	13,993	3,109,805
		3,450,098
Communications Equipment — 1.0%
Cisco Systems, Inc.	150,575	11,793,034
F5, Inc.(a)	1,498	412,864
		12,205,898
Construction & Engineering — 0.0%
AECOM	1,495	144,163
MasTec, Inc.(a)	852	204,889
		349,052
Construction Materials — 0.2%
CRH PLC	10,950	1,340,389
Martin Marietta Materials, Inc.	1,068	696,283
		2,036,672
Consumer Finance — 0.8%
American Express Co.	10,509	3,700,954

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.	24,274	$ 5,314,307
Synchrony Financial	7,959	578,062
		9,593,323
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	7,532	7,081,963
Dollar General Corp.	8,319	1,193,194
Dollar Tree, Inc.(a)	7,581	891,450
Kroger Co. (The)	23,296	1,464,154
Performance Food Group Co.(a)(b)	5,886	561,819
Sysco Corp.	18,117	1,519,110
Target Corp.	17,332	1,828,006
U.S. Foods Holding Corp.(a)(b)	5,025	420,191
Walmart, Inc.	112,939	13,455,552
		28,415,439
Containers & Packaging — 0.2%
Amcor PLC	17,308	765,879
International Paper Co.	7,504	302,561
Packaging Corp. of America	2,185	486,272
Smurfit WestRock PLC	19,590	815,532
		2,370,244
Distributors — 0.1%
Genuine Parts Co.	5,263	731,504
Diversified REITs — 0.0%
WP Carey, Inc.	8,237	574,531
Diversified Telecommunication Services — 1.6%
AT&T Inc.	271,779	7,123,327
Comcast Corp., Class A	138,324	4,115,139
Verizon Communications, Inc.	160,267	7,135,087
		18,373,553
Electric Utilities — 2.5%
Alliant Energy Corp.	9,674	637,613
American Electric Power Co., Inc.	19,648	2,353,339
Constellation Energy Corp.	5,257	1,475,535
Duke Energy Corp.	29,590	3,590,746
Edison International	14,555	906,485
Entergy Corp.	10,782	1,033,886
Evergy, Inc.	8,706	668,011
Eversource Energy	13,492	932,702
Exelon Corp.	38,305	1,715,298
FirstEnergy Corp.	19,572	926,538
NextEra Energy, Inc.	79,084	6,951,484
NRG Energy, Inc.	3,847	587,168
PG&E Corp.	83,062	1,280,816
PPL Corp.	18,380	666,275
Southern Co. (The)	41,873	3,739,678
Xcel Energy, Inc.	22,443	1,707,015
		29,172,589
Electrical Equipment — 0.4%
Eaton Corp. PLC	7,725	2,714,720
Emerson Electric Co.	8,868	1,303,241
Rockwell Automation, Inc.	1,469	619,404
		4,637,365
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	4,996	631,444
Flex Ltd.(a)	5,481	345,522
Jabil, Inc.	1,608	381,402
Keysight Technologies, Inc.(a)	2,191	473,979
TE Connectivity PLC	4,250	946,815
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.(a)	699	$ 433,590
Zebra Technologies Corp., Class A(a)	833	195,738
		3,408,490
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	16,561	928,079
Halliburton Co.	32,965	1,104,987
SLB Ltd.	56,277	2,722,681
TechnipFMC PLC	10,321	575,086
		5,330,833
Entertainment — 2.1%
Electronic Arts, Inc.	6,056	1,234,939
Netflix, Inc.(a)	161,577	13,490,064
TKO Group Holdings, Inc., Class A	1,073	217,368
Walt Disney Co. (The)	68,427	7,718,566
Warner Bros Discovery, Inc., Class A(a)	85,978	2,367,834
		25,028,771
Financial Services — 4.2%
Apollo Global Management, Inc.	8,938	1,202,518
Berkshire Hathaway, Inc., Class B(a)	69,947	33,611,632
Block, Inc., Class A(a)	6,380	385,543
Corpay, Inc.(a)	1,473	463,450
Equitable Holdings, Inc.	11,235	521,304
Fidelity National Information Services, Inc.	14,883	822,286
Fiserv, Inc.(a)	20,652	1,316,152
Global Payments, Inc.	9,398	674,213
PayPal Holdings, Inc.	20,573	1,083,991
Rocket Cos., Inc., Class A	34,019	609,961
Visa, Inc., Class A	26,158	8,418,429
		49,109,479
Food Products — 0.7%
Archer-Daniels-Midland Co.	17,397	1,170,992
Bunge Global SA	5,114	582,382
General Mills, Inc.	20,217	935,239
Hershey Co. (The)	5,663	1,102,869
Kraft Heinz Co. (The)	33,008	783,610
McCormick & Co., Inc., NVS	7,140	441,466
Mondelez International, Inc., Class A	49,154	2,874,034
Tyson Foods, Inc., Class A	10,314	673,814
		8,564,406
Gas Utilities — 0.1%
Atmos Energy Corp.	4,018	668,354
Ground Transportation — 1.2%
CSX Corp.	70,733	2,670,878
JB Hunt Transport Services, Inc.	1,195	242,250
Norfolk Southern Corp.	4,196	1,222,043
Old Dominion Freight Line, Inc.	3,313	573,812
Uber Technologies, Inc.(a)	51,626	4,132,661
Union Pacific Corp.	22,529	5,296,568
		14,138,212
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	66,157	7,230,960
Becton Dickinson & Co.	10,948	2,227,699
Cooper Cos., Inc. (The)(a)	4,150	337,727
GE HealthCare Technologies, Inc.	12,945	1,022,267
Hologic, Inc.(a)	8,496	636,605
Medtronic PLC	48,778	5,022,183
Stryker Corp.	6,759	2,497,856
Zimmer Biomet Holdings, Inc.	7,553	657,640
		19,632,937

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	3,884	$ 834,594
Centene Corp.(a)(b)	17,783	770,360
Cigna Group (The)	9,825	2,693,131
CVS Health Corp.	48,098	3,584,263
Elevance Health, Inc.	8,417	2,910,094
HCA Healthcare, Inc.	6,173	3,014,091
Humana, Inc.	4,561	890,307
Labcorp Holdings, Inc.	3,176	862,347
McKesson Corp.	2,359	1,960,824
Quest Diagnostics, Inc.	4,207	786,835
Tenet Healthcare Corp.(a)	2,048	387,645
UnitedHealth Group, Inc.	34,457	9,886,747
		28,581,238
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	7,197	931,076
Booking Holdings, Inc.	1,230	6,152,263
Carnival Corp.(a)	26,375	791,777
Darden Restaurants, Inc.	2,938	585,690
DoorDash, Inc., Class A(a)(b)	5,253	1,074,869
Expedia Group, Inc.	3,304	875,031
Las Vegas Sands Corp.	4,749	250,415
Marriott International, Inc., Class A	3,980	1,254,894
McDonald’s Corp.	27,268	8,589,420
Starbucks Corp.	28,161	2,589,404
Yum! Brands, Inc.	3,995	621,223
		23,716,062
Household Durables — 0.4%
DR Horton, Inc.	10,022	1,491,675
Garmin Ltd.	1,927	388,560
Lennar Corp., Class A	8,092	884,860
Lennar Corp., Class B	382	38,681
NVR, Inc.(a)	104	794,116
PulteGroup, Inc.	7,474	934,923
		4,532,815
Household Products — 1.5%
Church & Dwight Co., Inc.	4,308	414,645
Clorox Co. (The)	4,703	530,451
Colgate-Palmolive Co.	21,661	1,955,772
Kimberly-Clark Corp.	12,626	1,262,474
Procter & Gamble Co. (The)	89,162	13,532,117
		17,695,459
Industrial Conglomerates — 0.7%
3M Co.	20,280	3,106,085
Honeywell International, Inc.	24,146	5,493,698
		8,599,783
Industrial REITs — 0.4%
Prologis, Inc.	35,151	4,589,315
Insurance — 2.3%
Aflac, Inc.	17,985	1,995,436
Allstate Corp. (The)	5,503	1,095,042
American International Group, Inc.	14,254	1,067,340
Arch Capital Group Ltd.(a)	14,129	1,356,949
Chubb Ltd.	13,924	4,310,314
Cincinnati Financial Corp.	5,951	957,456
Fidelity National Financial, Inc., Class A	9,769	531,336
Hartford Insurance Group, Inc. (The)	10,725	1,448,519
Loews Corp.	4,180	441,283
Markel Group, Inc.(a)	244	497,916
Marsh & McLennan Cos., Inc.	18,770	3,532,326
MetLife, Inc.	20,973	1,654,350
Security	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	8,492	$ 804,362
Progressive Corp. (The)	13,149	2,734,992
Prudential Financial, Inc.	13,265	1,473,874
Travelers Cos., Inc. (The)	8,524	2,425,163
W. R. Berkley Corp.	6,500	445,770
Willis Towers Watson PLC	2,154	683,830
		27,456,258
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A	68,563	23,174,294
Alphabet, Inc., Class C, NVS	59,653	20,194,330
Pinterest, Inc., Class A(a)	11,590	256,487
		43,625,111
IT Services — 1.6%
Accenture PLC, Class A	23,650	6,235,086
Cognizant Technology Solutions Corp., Class A	18,312	1,502,683
CoreWeave, Inc., Class A(a)(b)	3,487	324,953
GoDaddy, Inc., Class A(a)	2,817	283,165
International Business Machines Corp.	35,418	10,862,701
Twilio, Inc., Class A(a)	2,216	266,939
		19,475,527
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	6,844	916,069
Danaher Corp.	24,494	5,361,492
Illumina, Inc.(a)	3,966	574,316
IQVIA Holdings, Inc.(a)	4,212	969,392
Mettler-Toledo International, Inc.(a)	333	457,289
Thermo Fisher Scientific, Inc.	14,342	8,298,424
Waters Corp.(a)	901	334,019
West Pharmaceutical Services, Inc.	915	211,475
		17,122,476
Machinery — 2.6%
Caterpillar, Inc.	17,885	11,756,884
Cummins, Inc.	2,426	1,404,217
Deere & Co.	9,487	5,009,136
Dover Corp.	2,572	518,232
Fortive Corp.	9,030	476,874
Illinois Tool Works, Inc.	10,973	2,866,806
Ingersoll Rand, Inc.	8,542	735,381
Otis Worldwide Corp.	11,336	968,321
PACCAR, Inc.	19,612	2,410,511
Parker-Hannifin Corp.	4,609	4,313,287
Pentair PLC	2,270	239,190
Snap-on, Inc.	1,310	479,604
		31,178,443
Media — 0.3%
Charter Communications, Inc., Class A(a)(b)	3,422	705,343
Fox Corp., Class A, NVS	7,621	554,656
Fox Corp., Class B	5,058	331,653
News Corp., Class A, NVS	14,357	388,070
News Corp., Class B	3,914	121,725
Omnicom Group, Inc.	12,379	953,678
Paramount Skydance Corp., Class B, NVS	33,527	375,838
		3,430,963
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	18,446	1,111,002
Newmont Corp.	41,751	4,690,725
Nucor Corp.	5,565	989,012
Reliance, Inc.	1,382	455,369

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Southern Copper Corp.	3,450	$ 656,604
Steel Dynamics, Inc.	2,788	500,641
		8,403,353
Multi-Utilities — 0.9%
Ameren Corp.	6,378	658,720
CenterPoint Energy, Inc.	17,371	689,455
CMS Energy Corp.	8,451	604,162
Consolidated Edison, Inc.	13,670	1,457,632
Dominion Energy, Inc.	32,335	1,945,597
DTE Energy Co.	7,910	1,062,946
NiSource, Inc.	10,008	443,254
Public Service Enterprise Group, Inc.	12,802	1,054,373
Sempra	24,866	2,163,591
WEC Energy Group, Inc.	8,168	903,952
		10,983,682
Oil, Gas & Consumable Fuels — 5.4%
Cheniere Energy, Inc.	8,151	1,724,099
Chevron Corp.	70,911	12,544,156
ConocoPhillips	46,963	4,894,953
Coterra Energy, Inc.	17,601	507,789
Devon Energy Corp.	23,212	933,354
Diamondback Energy, Inc.	7,276	1,192,900
EOG Resources, Inc.	20,779	2,329,949
EQT Corp.	8,161	471,135
Expand Energy Corp.	4,363	490,445
Exxon Mobil Corp.	160,189	22,650,725
Kinder Morgan, Inc.	74,991	2,286,476
Marathon Petroleum Corp.	10,960	1,931,042
Occidental Petroleum Corp.	25,134	1,140,832
ONEOK, Inc.	23,554	1,865,241
Phillips 66	9,536	1,368,988
Targa Resources Corp.	8,206	1,649,242
Valero Energy Corp.	11,606	2,105,677
Williams Cos., Inc. (The)	46,279	3,112,726
		63,199,729
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	24,699	1,627,417
Southwest Airlines Co.	7,172	340,814
United Airlines Holdings, Inc.(a)	12,394	1,268,154
		3,236,385
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	6,781	781,714
Kenvue, Inc.	65,754	1,144,119
		1,925,833
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	77,418	4,261,861
Johnson & Johnson	91,534	20,801,101
Merck & Co., Inc.	94,397	10,409,157
Pfizer, Inc.	215,478	5,697,238
Royalty Pharma PLC, Class A	13,323	555,303
Zoetis, Inc., Class A	6,368	794,854
		42,519,514
Professional Services — 0.4%
Automatic Data Processing, Inc.	9,853	2,431,918
Jacobs Solutions, Inc.	2,736	370,071
Leidos Holdings, Inc.	2,339	440,387
Paychex, Inc.	6,094	628,474
SS&C Technologies Holdings, Inc.	8,172	669,205
		4,540,055
Security	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	3,973	$ 676,721
Residential REITs — 0.3%
AvalonBay Communities, Inc.	3,529	626,997
Equity Residential	9,425	587,366
Essex Property Trust, Inc.	1,572	395,940
Invitation Homes, Inc.	13,315	355,910
Mid-America Apartment Communities, Inc.	4,419	593,472
Sun Communities, Inc.	4,187	533,549
		3,093,234
Retail REITs — 0.4%
Kimco Realty Corp.	25,774	543,316
Realty Income Corp.	24,329	1,487,962
Simon Property Group, Inc.	12,317	2,356,365
		4,387,643
Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	18,872	5,866,927
Applied Materials, Inc.	19,894	6,412,234
Intel Corp.(a)	164,513	7,644,919
Micron Technology, Inc.	17,755	7,366,195
NXP Semiconductors NV	6,555	1,482,348
ON Semiconductor Corp.(a)	11,308	677,236
Qnity Electronics, Inc.	2,733	262,860
QUALCOMM, Inc.	41,317	6,263,244
Texas Instruments, Inc.	34,526	7,442,079
		43,418,042
Software — 6.7%
Adobe, Inc.(a)	10,185	2,986,751
Circle Internet Group, Inc., Class A(a)(b)	528	33,755
Docusign, Inc.(a)(b)	3,923	206,115
Gen Digital, Inc.	15,174	364,024
Intuit, Inc.	3,392	1,692,337
Microsoft Corp.	152,968	65,820,601
Roper Technologies, Inc.	1,836	681,578
Salesforce, Inc.	17,708	3,759,231
Strategy, Inc., Class A(a)(b)	10,159	1,520,904
Synopsys, Inc.(a)	2,473	1,150,230
Trimble, Inc.(a)	3,152	213,075
Zoom Communications, Inc., Class A(a)	9,093	837,465
		79,266,066
Specialized REITs — 0.9%
American Tower Corp.	17,757	3,183,475
Crown Castle, Inc.	6,227	540,566
Digital Realty Trust, Inc.	5,383	893,309
Equinix, Inc.	1,912	1,569,618
Extra Space Storage, Inc.	5,601	772,770
Iron Mountain, Inc.	3,958	364,651
Public Storage	4,345	1,200,046
SBA Communications Corp.	2,132	392,522
VICI Properties, Inc.	39,999	1,123,172
Weyerhaeuser Co.	26,258	676,931
		10,717,060
Specialty Retail — 2.5%
Best Buy Co., Inc.	7,403	481,935
Home Depot, Inc. (The)	37,796	14,158,004
Lowe’s Cos., Inc.	21,295	5,687,043
O’Reilly Automotive, Inc.(a)	20,215	1,989,358
Ross Stores, Inc.	6,045	1,140,389
TJX Cos., Inc. (The)	28,250	4,232,132
Tractor Supply Co.	7,436	378,344

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	952	$ 616,287
Williams-Sonoma, Inc.	2,572	526,360
		29,209,852
Technology Hardware, Storage & Peripherals — 6.5%
Apple Inc.	282,177	73,219,288
Dell Technologies, Inc., Class C	5,084	581,813
Hewlett Packard Enterprise Co.	49,842	1,072,600
HP, Inc.	35,706	694,125
NetApp, Inc.	4,847	467,008
Western Digital Corp.	4,871	1,218,870
		77,253,704
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.(a)	4,048	706,376
NIKE, Inc., Class B	24,813	1,533,691
Tapestry, Inc.	4,034	511,955
		2,752,022
Tobacco — 1.2%
Altria Group, Inc.	63,937	3,963,455
Philip Morris International, Inc.	59,153	10,614,414
		14,577,869
Trading Companies & Distributors — 0.1%
Ferguson Enterprises, Inc.	3,213	811,154
United Rentals, Inc.	723	565,429
Watsco, Inc.	801	309,547
		1,686,130
Security	Shares	Value
Water Utilities — 0.1%
American Water Works Co., Inc.	4,735	$ 611,431
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	18,263	3,601,646
Total Long-Term Investments — 99.8% (Cost: $921,170,391)		1,177,101,511
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	3,256,729	3,258,358
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	1,831,543	1,831,543
Total Short-Term Securities — 0.4% (Cost: $5,089,822)		5,089,901
Total Investments — 100.2% (Cost: $926,260,213)		1,182,191,412
Liabilities in Excess of Other Assets — (0.2)%		(2,568,012)
Net Assets — 100.0%		$ 1,179,623,400

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,594,808	$ 1,663,248 (a)	$ —	$ 893	$ (591)	$ 3,258,358	3,256,729	$ 21,862 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,189,375	642,168 (a)	—	—	—	1,831,543	1,831,543	52,707	—
BlackRock, Inc.	5,576,986	1,441,833	(2,284,054)	189,502	973,666	5,897,933	5,271	89,893	—
				$ 190,395	$ 973,075	$ 10,987,834		$ 164,462	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Morningstar Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	20	03/20/26	$ 2,169	$ 50,919
E-Mini S&P Communication Services Select Sector Index	1	03/20/26	158	3,910
				$ 54,829
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,177,101,511	$ —	$ —	$ 1,177,101,511
Short-Term Securities
Money Market Funds	5,089,901	—	—	5,089,901
	$ 1,182,191,412	$ —	$ —	$ 1,182,191,412
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 54,829	$ —	$ —	$ 54,829

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust